Note 32 Interest income breakdown by origin (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Interest income by origin [Line Items]
Interest income on financial assets designated at fair value through profit or loss		€ 2,921	€ 2,614
Financial assets at fair value through other comprehensive income, income statements		1,928	1,659
Financial assets at amortised cost, income statements	[1]	26,806	23,679
Interest Income For Adjustment Interest On Accounting Coverage		266	389
Interest Income On Other Income		209	128
Interest income		32,130	28,468
Interest Income For Insurance Activity		€ 739	€ 689

[1]	(1) Includes interest on demand deposits at central banks and credit institutions.